MetLife Investors Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660

                                 March 9, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

   Re: MetLife Investors Variable Life Account One
       File No. 811-07971
       MetLife Investors Variable Life Account Five
       File No. 811-08433

Commissioners:

   Annual reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife Investors Variable Life Account One and MetLife Investors Variable Life Account Five of MetLife Investors Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK
No. 0000837274, File No. 811-05583.

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File
No. 811-03618.

The annual reports for certain series of MFS Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The annual reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File
No. 811-04108.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The annual reports for certain portfolios of Scudder Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

                                                  Sincerely,

                                                  /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr.